INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw and packaging materials	$ 1,603	$ 1,754
Products in process	767	751
Finished products	2,830	2,871
Materials in transit and payments on account	185	126
Inventories	$ 5,385	$ 5,502